Income Taxes (Details Narrative)			3 Months Ended		12 Months Ended
	Mar. 22, 2018	Dec. 22, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Effective tax statutory rate	35.00%	35.00%	34.00%	34.00%	34.00%	34.00%
Effective January 1, 2018 [Member]
Effective tax statutory rate	21.00%